Cash cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of cash and cash equivalent
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cash on hand	41	41
Cash at bank	2,325	38
Restricted cash at bank(1)	167	-
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	2,533	79